Form N-1A Cover	Oct. 28, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Oct. 28, 2026
Document Effective Date	Oct. 28, 2026
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 28, 2026